Accrued liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Accrued liabilities
Consulting and professional fees	$ 1,876	$ 1,288
Employee compensation	1,223	1,172
Other	129	225
Total accrued liabilities	$ 3,228	$ 2,685